Allowance for Losses on Loans - Loans Collectively and Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 129,257	$ 123,073	$ 113,494
Recorded Investment of Loans	12,853,678	12,201,387
Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	33,033	36,892	37,796
Recorded Investment of Loans	5,798,966	5,711,004
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	31,317	24,556	19,838
Recorded Investment of Loans	1,890,668	1,597,996
Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	1,842	1,944	1,080
Recorded Investment of Loans	624,479	602,631
Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	7,978	6,829	6,023
Recorded Investment of Loans	155,204	124,308
Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	2,164	2,649	2,535
Recorded Investment of Loans	102,036	104,405
Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	8,329	7,862	6,925
Recorded Investment of Loans	1,385,125	1,303,148
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	11,852	11,818	8,588
Recorded Investment of Loans	1,452,168	1,434,610
Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	28,702	28,524	28,008
Recorded Investment of Loans	1,140,874	1,093,360
HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	781	855	813
Recorded Investment of Loans	130,852	144,850
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	3,259	1,144	$ 1,888
Recorded Investment of Loans	173,306	85,075
Loans Collectively Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	128,740	122,947
Recorded Investment of Loans	$ 11,597,492	$ 11,000,212
Ratio	1.10%	1.10%
Loans Collectively Evaluated for Impairment | Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 33,033	$ 36,892
Recorded Investment of Loans	$ 5,782,870	$ 5,713,576
Ratio	0.60%	0.70%
Loans Collectively Evaluated for Impairment | Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 31,317	$ 24,556
Recorded Investment of Loans	$ 1,060,428	$ 793,958
Ratio	3.00%	3.10%
Loans Collectively Evaluated for Impairment | Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 1,842	$ 1,944
Recorded Investment of Loans	$ 289,192	$ 277,495
Ratio	0.60%	0.70%
Loans Collectively Evaluated for Impairment | Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 7,969	$ 6,828
Recorded Investment of Loans	$ 122,639	$ 104,767
Ratio	6.50%	6.50%
Loans Collectively Evaluated for Impairment | Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 2,164	$ 2,649
Recorded Investment of Loans	$ 96,583	$ 96,337
Ratio	2.20%	2.80%
Loans Collectively Evaluated for Impairment | Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 8,325	$ 7,857
Recorded Investment of Loans	$ 1,384,655	$ 1,302,625
Ratio	0.60%	0.60%
Loans Collectively Evaluated for Impairment | Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 11,702	$ 11,698
Recorded Investment of Loans	$ 1,432,791	$ 1,391,668
Ratio	0.80%	0.80%
Loans Collectively Evaluated for Impairment | Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 28,348	$ 28,524
Recorded Investment of Loans	$ 1,126,438	$ 1,093,210
Ratio	2.50%	2.60%
Loans Collectively Evaluated for Impairment | HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 781	$ 855
Recorded Investment of Loans	$ 128,715	$ 141,689
Ratio	0.60%	0.60%
Loans Collectively Evaluated for Impairment | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 3,259	$ 1,144
Recorded Investment of Loans	$ 173,181	$ 84,887
Ratio	1.90%	1.40%
Loans Individually Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 517	$ 126
Recorded Investment of Loans	$ 60,680	$ 28,553
Ratio	0.90%	0.40%
Loans Individually Evaluated for Impairment | Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 0	$ 0
Recorded Investment of Loans	$ 21,345	$ 5,552
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 0	$ 0
Recorded Investment of Loans	$ 2,427	$ 0
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 0	$ 0
Recorded Investment of Loans	$ 0	$ 105
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 9	$ 1
Recorded Investment of Loans	$ 920	$ 89
Ratio	1.00%	1.00%
Loans Individually Evaluated for Impairment | Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 0	$ 0
Recorded Investment of Loans	$ 507	$ 171
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 4	$ 5
Recorded Investment of Loans	$ 448	$ 493
Ratio	1.00%	1.00%
Loans Individually Evaluated for Impairment | Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 150	$ 120
Recorded Investment of Loans	$ 19,378	$ 21,765
Ratio	0.80%	0.60%
Loans Individually Evaluated for Impairment | Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 354	$ 0
Recorded Investment of Loans	$ 14,437	$ 81
Ratio	2.50%	0.00%
Loans Individually Evaluated for Impairment | HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 0	$ 0
Recorded Investment of Loans	$ 1,162	$ 215
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance Reserve Allocation	$ 0	$ 0
Recorded Investment of Loans	$ 56	$ 82
Ratio	0.00%	0.00%